Operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Employee costs	$ 7,729	$ 5,107	$ 11,551	$ 9,675
Office, insurance and other expenses	1,059	1,454	2,257	2,785
Professional services	1,623	1,300	1,986	1,713
Total general administration and business development costs	10,411	7,861	15,794	14,173
Share-based compensation expense	5,100	2,300	8,600	4,200
Stock options
Disclosure of attribution of expenses by nature to their function [line items]
Mark-to-Market remeasurement	$ 3,300	$ 700	$ 5,200	$ 1,200